INTANGIBLE ASSET, NET - Schedule of estimated amortization expenses of above intangible assets for future years (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSET, NET
2022	¥ 7,726,402
2023	7,660,291
2024	6,788,693
2025	4,123,264
2026	3,640,000
Thereafter	14,256,667
Total	¥ 44,204,317	¥ 52,084,512